ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

November 24, 2015	Dylan W. Sherwood (212) 841-5708 (646) 728-1536 dylan.sherwood@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Trust”)
File Nos.: 333-164298 and 811-22378

Ladies and Gentlemen:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 39 and Amendment No. 44 to the Trust’s Registration Statement on Form N-1A. This Post-Effective Amendment is being filed for the purpose of registering the shares of a new series of the Trust, DoubleLine Global Bond Fund, and to make certain other non-material changes.

As has been designated on the facing sheet, it is intended that this Post-Effective Amendment become effective on November 30, 2015, pursuant to paragraph (b) of Rule 485 under the Securities Act. This Post-Effective Amendment does not contain any disclosure that, in our view, could render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.

Please direct any questions regarding this filing to me at (212) 841-5708. Thank you for your attention in this matter.

Sincerely,

/s/ Dylan W. Sherwood

Dylan W. Sherwood

cc:	Adam D. Rossetti
Keith T. Kirk
Jeremy Smith
Timothy W. Diggins